Trade Accounts Receivables Factoring Agreement (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Accounts Notes And Loans Receivable [Line Items]
Trade receivables	$ (70,664)	$ (10,763)
Factoring Agreement
Accounts Notes And Loans Receivable [Line Items]
Trade receivables	396,584	421,630
Servicing fees	$ 1,049	$ 1,181